Segment and geographical information	3 Months Ended
Mar. 31, 2011
Segment and geographical information [Abstract]
Segment and geographical information
19	Segment and geographical information
We adopt disclosures about segments of an enterprise and related information with respect to the information we present about our operating segments. The relevant standard requiring such disclosures introduced a “management approach” concept for reporting segment information, whereby such information is required to be reported on the basis that the chief decision-maker uses internally for evaluating segment performance and deciding how to allocate resources to segments. In line with our strategy to become a leading global player in the fertilizer business, on May 27, 2010 we acquired 58.6% of the equity capital of Fertilizantes Fosfatados S.A. — Fosfertil (Fosfertil) and the Brazilian fertilizer assets of Bunge Participações e Investimentos S.A. (BPI), currently renamed Vale Fosfatados S.A. Considering this new segment acquisition, fertilizers, and the related reorganization that occurred for the operating segments are:

Bulk Material — comprised of iron ore mining and pellet production, as well as our Brazilian Northern and Southern transportation systems, including railroads, ports and terminals, as they pertain to mining operations. Manganese mining and ferroalloys are also included in this segment.

Base Metals — comprised of the production of non-ferrous minerals, including nickel (co-products and by-products), copper and investments in joint ventures and affiliates engaged in aluminum.

Fertilizers — comprised of the three important groups of nutrients: potash, phosphates and nitrogen. This business is being formed through a combination of acquisitions and organic growth.
Logistic Services — comprised of our transportation systems as they pertain to the operation of our ships, ports and railroads for third-party cargos.

Others — comprised of our investments in joint ventures and affiliates engaged in other businesses.

Information presented to senior management with respect to the performance of each segment is generally derived directly from the accounting records maintained in accordance with accounting practices adopted in Brazil together with certain minor inter-segment allocations.

Consolidated net income and principal assets are reconciled as follows:
Results by segment — before eliminations (aggregated)

	Three-month period ended (unaudited)
	March 31, 2011							December 31, 2010							March 31, 2010
	Bulk	Base						Bulk	Base						Bulk	Base
	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated	Material	Metals	Fertilizers	Logistic	Others	Elimination	Consolidated
RESULTS
Gross revenues	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848
Cost and expenses	(10,003)	(1,873)	(688)	(351)	(311)	7,433	(5,793)	(11,334)	(2,792)	(776)	(400)	(255)	8,891	(6,666)	(5,093)	(1,860)	(39)	(292)	(69)	3,482	(3,871)
Research and development	(112)	(74)	(18)	(21)	(117)	—	(342)	(103)	(109)	(39)	(30)	(20)	—	(301)	(44)	(42)	(7)	(11)	(68)	—	(172)
Gain on sale of assets	—	1,513	—	—	—	—	1,513	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Depreciation, depletion and amortization	(434)	(357)	(117)	(44)	(5)	—	(957)	(424)	(480)	(128)	(41)	—	—	(1,073)	(376)	(325)	(7)	(35)	—	—	(743)

Operating income (loss)	5,939	2,297	8	(27)	(248)	—	7,969	6,826	379	(81)	(15)	58	—	7,167	2,190	(94)	12	14	(60)	—	2,062
Financial income	838	2	16	3	2	(696)	165	696	198	17	3	9	(806)	117	566	(2)	—	1	188	(705)	48
Financial expenses	(1,022)	(230)	(9)	(15)	(2)	696	(582)	(1,160)	(503)	(7)	(2)	(60)	806	(926)	(757)	(199)	—	(7)	(207)	705	(465)
Gains (losses) on derivatives, net	251	(12)	—	—	—	—	239	486	(13)	—	—	—	—	473	(199)	(31)	—	—	—	—	(230)
Foreign exchange and monetary gains (losses), net	18	13	56	(7)	—	—	80	(46)	80	45	(21)	(7)	—	51	(53)	26	—	(2)	(1)	—	(30)
Discontinued operations, net of tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(145)	—	—	—	—	(145)
change in provision for losses on equity investments	258	(3)	—	36	(11)	—	280	403	9	—	32	(141)	—	303	58	6	—	12	20	—	96
Income taxes	(981)	(401)	3	2	—	—	(1,377)	(1,268)	125	(9)	9	6	—	(1,137)	147	67	—	4	21	—	239
Noncontrolling interests	2	14	4	—	32	—	52	(2)	(144)	19	—	(4)	—	(131)	—	29	—	—	—	—	29

Net income attributable to the Company’s stockholders	5,303	1,680	78	(8)	(227)	—	6,826	5,935	131	(16)	6	(139)	—	5,917	1,952	(343)	12	22	(39)	—	1,604

Sales classified by geographic destination:
Foreign market
America, except United States	472	540	19	2	2	(308)	727	459	550	28	—	—	(263)	774	193	271	—	12	2	(145)	333
United States	6	479	—	—	2	(12)	475	53	294	—	—	—	(14)	333	1	148	—	—	2	(16)	135
Europe	3,680	677	32	2	12	(1,767)	2,636	3,555	1,152	6	—	14	(2,046)	2,681	2,151	665	—	—	2	(1,461)	1,357
Middle East/Africa/Oceania	853	16	—	—	—	(413)	456	739	120	18	—	—	(247)	630	193	49	—	—	—	(13)	229
Japan	1,979	377	—	—	—	(847)	1,509	2,113	453	—	—	8	(912)	1,662	1,206	272	—	—	—	(646)	832
China	6,825	397	—	—	41	(3,239)	4,024	8,939	380	—	—	22	(4,074)	5,267	2,675	201	—	—	—	(716)	2,160
Asia, other than Japan and China	1,365	406	14	—	—	(601)	1,184	1,604	603	13	—	—	(856)	1,364	451	326	—	—	—	(233)	544
Brazil	1,308	196	766	385	128	(246)	2,537	1,225	208	797	456	289	(479)	2,496	833	201	65	340	71	(252)	1,258

	16,488	3,088	831	389	185	(7,433)	13,548	18,687	3,760	862	456	333	(8,891)	15,207	7,703	2,133	65	352	77	(3,482)	6,848

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2011
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	7,287	(110)	7,177	(1,736)	5,441	(357)	5,084	29,377	1,177	125
Pellets	1,878	(61)	1,817	(840)	977	(36)	941	2,551	353	1,035
Manganese	43	(2)	41	(21)	20	(5)	15	20	—	—
Ferroalloys	157	(12)	145	(111)	34	(11)	23	308	11	—
Coal	154	—	154	(253)	(99)	(25)	(124)	3,409	388	244

	9,519	(185)	9,334	(2,961)	6,373	(434)	5,939	35,665	1,929	1,404
Base Metals
Nickel and other products (*)	2,115	—	2,115	(1,150)	965	(338)	627	29,409	371	16
Copper concentrate	251	(17)	234	(132)	102	(18)	84	3,519	170	110
Aluminum products	383	(5)	378	(304)	74	(1)	73	—	16	3,689

	2,749	(22)	2,727	(1,586)	1,141	(357)	784	32,928	557	3,815
Fertilizers
Potash	62	(4)	58	(69)	(11)	(7)	(18)	1,764	7	—
Phosphates	536	(28)	508	(408)	100	(87)	13	7,811	127	—
Nitrogen	172	(23)	149	(127)	22	(23)	(1)	839	—	—
Others fertilizers products	17	(3)	14	—	14	—	14	—	—	—

	787	(58)	729	(604)	125	(117)	8	10,414	134	—
Logistics
Railroads	250	(45)	205	(197)	8	(37)	(29)	1,383	36	534
Ports	78	(9)	69	(60)	9	(7)	2	469	37	—
Ships	—	—	—	—	—	—	—	770	23	137

	328	(54)	274	(257)	17	(44)	(27)	2,622	96	671
Others	165	(16)	149	(392)	(243)	(5)	(248)	4,869	97	2,436
Gain on sale of assets	—	—	—	1,513	1,513	—	1,513	—	—	—

	13,548	(335)	13,213	(4,287)	8,926	(957)	7,969	86,498	2,813	8,326

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	December 31, 2010
						Depreciation,		Property, plant	Addition to
		Value added		Cost and	Operating	depletion and	Operating	and equipment,	property, plant
	Revenue	tax	Net revenues	expenses	profit	amortization	income	net	and equipment	Investments
Bulk Material
Iron ore	8,477	(101)	8,376	(2,275)	6,101	(360)	5,741	30,412	831	107
Pellets	1,927	(55)	1,872	(785)	1,087	(29)	1,058	1,445	87	1,058
Manganese	44	(2)	42	(33)	9	(4)	5	24	2	—
Ferroalloys	186	(14)	172	(81)	91	(7)	84	292	16	—
Coal	241	—	241	(279)	(38)	(24)	(62)	3,020	289	223

	10,875	(172)	10,703	(3,453)	7,250	(424)	6,826	35,193	1,225	1,388

Base Metals
Nickel and other products (*)	2,017	—	2,017	(1,346)	671	(454)	217	28,623	724	23
Copper concentrate	311	(11)	300	(201)	99	(25)	74	3,579	(25)	90
Aluminum products	691	(4)	687	(598)	89	(1)	88	395	216	152

	3,019	(15)	3,004	(2,145)	859	(480)	379	32,597	915	265
Fertilizers
Potash	73	—	73	(131)	(58)	(7)	(65)	474	348	—
Phosphates	541	(12)	529	(443)	86	(79)	7	7,560	188	—
Nitrogen	151	(19)	132	(115)	17	(42)	(25)	809	1	—
Others fertilizers products	4	(2)	2	—	2	—	2	146	3	—

	769	(33)	736	(689)	47	(128)	(81)	8,989	540	—
Logistics
Railroads	262	(39)	223	(190)	33	(37)	(4)	1,278	71	511
Ports	72	(8)	64	(71)	(7)	(7)	(14)	297	22	—
Ships	—	—	—	—	—	3	3	747	747	135

	334	(47)	287	(261)	26	(41)	(15)	2,322	840	646
Others	210	(11)	199	(141)	58	—	58	3,995	1,222	2,198

	15,207	(278)	14,929	(6,689)	8,240	(1,073)	7,167	83,096	4,742	4,497

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

Operating segment — after eliminations (disaggregated)

	Three-month period ended (unaudited)
	March 31, 2010
								Property,	Addition to
						Depreciation,		plant and	property,
		Value added	Net	Cost and	Operating	depletion and	Operating	equipment,	plant and
	Revenue	tax	revenues	expenses	profit	amortization	income	net	equipment	Investments
Bulk Material
Iron ore	3,747	(70)	3,677	(1,449)	2,228	(325)	1,903	24,664	554	98
Pellets	775	(68)	707	(432)	275	(24)	251	1,581	52	1,033
Manganese	58	—	58	(15)	43	(1)	42	24	—	—
Ferroalloys	142	(16)	126	(72)	54	(11)	43	251	5	—
Coal	127	—	127	(161)	(34)	(15)	(49)	1,735	29	219
Pig iron	—	—	—	—	—	—	—	—	—	—

	4,849	(154)	4,695	(2,129)	2,566	(376)	2,190	28,255	640	1,350
Base Metals
Nickel and other products (*)	747	—	747	(658)	89	(239)	(150)	27,801	322	27
Kaolin	—	—	—	—	—	—	—	—	—	—
Copper concentrate	180	(7)	173	(123)	50	(18)	32	2,483	224	85
Aluminum products	599	(10)	589	(497)	92	(60)	32	4,536	61	141

	1,526	(17)	1,509	(1,278)	231	(317)	(86)	34,820	607	253
Fertilizers
Potash	65	(3)	62	(43)	19	(7)	12	1,792	5	—

	65	(3)	62	(43)	19	(7)	12	1,792	5	—
Logistics
Railroads	236	(42)	194	(152)	42	(27)	15	1,044	21	470
Ports	75	(10)	65	(55)	10	(6)	4	239	2	—
Ships	3	—	3	(6)	(3)	(2)	(5)	—	—	122

	314	(52)	262	(213)	49	(35)	14	1,283	23	592
Others	94	(18)	76	(136)	(60)	(8)	(68)	1,940	542	2,321

	6,848	(244)	6,604	(3,799)	2,805	(743)	2,062	68,090	1,817	4,516

(*)	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).